Other receivables (Tables) - CubeBio Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Details of other receivables

		December 31, 2025
		(In thousands of Korean won)
		Gross amount	Provision for impairment	Carrying amount
Current
Accrued interest income	₩	3,146	-	3,146
VAT refund receivable (*)		30,265	-	30,265
Subtotal	₩	33,411	-	33,411
Non-Current
Accrued interest income		247,458	(247,458)	-
Total	₩	280,869	(247,458)	33,411

(*)	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

		December 31, 2024
		(In thousands of Korean won)
		Gross amount	Provision for impairment	Carrying amount
Current
VAT refund receivable (*)	₩	202,477	-	202,477
Non-Current
Accrued interest income		153,887	(151,822)	2,065
Total	₩	356,364	(151,822)	204,542

(*)	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

Details of changes in loss allowance of accrued interest income

		2025	2024
		(In thousands of Korean won)
Allowance for doubtful accounts (Short-term accrued interest income)
Beginning of the year	₩	-	-
Bad debt expenses – other		-
Reclassification from current to non-current		-	-
Ending of the year	₩	-	-
Allowance for doubtful accounts (Long-term accrued interest income)
Beginning of the year	₩	151,822	80,410
Bad debt expenses – other		95,636	71,412
Reclassification from current to non-current		-	-
Ending of the year	₩	247,458	151,822